Loans Receivable - SolGold Loan Facility (Details) - USD ($) $ in Millions			12 Months Ended
	Jul. 17, 2024	May 13, 2024	Dec. 31, 2024	Dec. 31, 2023
Loans Receivable
Amount advances			$ 118.2	$ 18.7
SolGold Term Loan | Loans receivable
Loans Receivable
Amount advances		$ 10.0
Interest rate (in percent)		12.00%
Amount received	$ 10.2